Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BBH Trust
Central Index Key	dei_EntityCentralIndexKey	0001342947
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2015
Prospectus Date	rr_ProspectusDate	Mar. 02, 2015